As filed with the Securities and Exchange Commission on February 1, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2017

ClearShares OCIO ETF

Ticker: OCIO

ClearShares OCIO ETF

ClearShares OCIO ETF

November 30, 2017

Dear Shareholder,

The ClearShares team is pleased to provide you with the ClearShares OCIO ETF (the “Fund”, symbol: OCIO) semi-annual report. The OCIO ETF launched on June 27, 2017. This report reflects the Fund’s performance for the period of inception through November 30, 2017.

Performance for the period, June 27, 2017 through November 30, 2017 (the “Period”) was 6.04% measured in the market price of the Fund and 5.81% measured in the net asset value (NAV). By comparison, OCIO’s benchmark, 60% ACWI and 40% Bloomberg Barclay’s U.S. Aggregate, returned 5.13% for the Period.

The Period’s performance was highlighted by the strong returns seen from non-U.S. equities, while domestic equities were more moderate. U.S. equities were additive to returns, as growth outperformed value. Strong economic growth, solid corporate earnings and cheaper valuations, particularly in comparison to U.S. equities, drove non-U.S. equity performance. The fixed income portion of the Fund provided ballast against any downside volatility seen from equities. Fixed income benefited from positions in longer duration corporates, which rallied as rates continued to decline and the yield curve flatten, especially on the longer end of the curve. The Fund’s positioning in securitized credit added to return, due to a pick-up in yield during the investment period.

The OCIO ETF has outperformed its benchmark due to an underweight to fixed income and an overweight to equities. During the Period, the weightings were additive to performance as equities outperformed versus fixed income. Specifically, an increased allocation to developed markets international and emerging equities, while reducing U.S. domestic equity exposure, greatly aided performance. The allocation to fixed income remained steady during the Period, but still remains under a benchmark weighting. The relative underweight to fixed income and overweight to equities should enable the Fund to outperform the benchmark, should the upside bias to the global equity markets continue.

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in the ClearShares OCIO ETF.

Sincerely,

Thomas Deegan
Chief Operating Officer

ClearShares OCIO ETF

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Fund invests in other investment companies and bears its proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the fund.

OCIO’s benchmark of 60% MSCI ACWI and 40% Bloomberg Barclay’s U.S. Aggregate is a benchmark that consists of 60% of the monthly return for the MSCI ACWI index plus 40% of the monthly return for the Bloomberg Barclay’s US Aggregate Index. The benchmark is rebalanced monthly. It is not possible to invest directly in an index.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF. The ClearShares OCIO ETF is distributed by Quasar Distributors, LLC.

ClearShares OCIO ETF

PORTFOLIO ALLOCATION
As of November 30, 2017 (Unaudited)

Sector	Percentage of Net Assets
Exchange-Traded Funds – Global Equity	67.6%
Exchange-Traded Funds – Fixed Income	32.0
Short-Term Investments	0.5
Investments Purchased with Proceeds From Securities Lending Collateral	7.1
Liabilities in Excess of Other Assets	-7.2
Total	100.0%

ClearShares OCIO ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.6%
80,305	iShares Core MSCI EAFE ETF (a)	$5,286,478
60,900	iShares Core MSCI Emerging Markets ETF	3,401,265
75,042	iShares Core MSCI Total International Stock ETF	4,693,877
18,670	iShares Core S&P 500 ETF	4,982,836
47,931	iShares Core Total USD Bond Market ETF (a)	2,437,771
38,905	iShares Core U.S. Aggregate Bond ETF	4,243,757
34,167	iShares Edge MSCI Multifactor Emerging Markets ETF	1,652,316
46,262	iShares Edge MSCI USA Value Factor ETF	3,823,092
129,186	iShares iBonds Dec 2018 Term Corporate ETF	3,248,615
26,716	iShares MSCI EAFE Value ETF	1,480,066
85,621	iShares MSCI Europe Financials ETF	1,989,832
19,072	iShares MSCI Japan ETF	1,142,604
3,927	iShares Russell 1000 ETF	578,958
22,578	iShares S&P 500 Growth ETF	3,436,597
17,064	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,736,945
42,385	PowerShares KBW Bank Portfolio	2,293,452
5,495	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	502,637
68,986	SPDR Doubleline Total Return Tactical ETF	3,366,517
87,160	Vanguard FTSE All-World ex-US ETF	4,713,613
106,030	Vanguard FTSE Developed Markets ETF	4,724,697
109,394	Vanguard FTSE Emerging Markets ETF	4,865,845
35,186	Vanguard Growth ETF	4,922,521
41,085	Vanguard Intermediate-Term Bond ETF (a)	3,454,427
37,368	Vanguard Long-Term Corporate Bond ETF (a)	3,525,671
23,471	Vanguard Mid-Cap ETF	3,610,544
17,975	Vanguard Russell 1000 Growth ETF	2,467,788
20,434	Vanguard S&P 500 ETF	4,972,614
50,351	Vanguard Short-Term Bond ETF	3,995,855
43,521	Vanguard Short-Term Corporate Bond ETF	3,465,577
26,340	Vanguard Short-Term Government Bond ETF	1,591,463
48,775	Vanguard Total Bond Market ETF	3,975,650
37,718	Vanguard Total Stock Market ETF	5,142,472
46,545	Vanguard Value ETF	4,897,930
	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,081,813)	110,624,282

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.5%
	Money Market Funds — 0.5%
523,679	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 0.98% (b)	$523,679
	TOTAL SHORT TERM INVESTMENTS (Cost $523,679)	523,679

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.1%
7,923,661	First American Government Obligations Fund, Class Z, 0.94% (b)	7,923,661
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,923,661)	7,923,661
	TOTAL INVESTMENTS — 107.2% (Cost $114,529,153)	119,071,622
	Liabilities in Excess of Other Assets — (7.2)%	(7,970,307)
		$111,101,315

Percentages are stated as a percentage of net assets.
(a)	All or portion of this security is out on loan as of November 30, 2017. Total value of securities out on loan is $7,753,731 or 7.0% of net assets.
(b)	Annualized seven-day yield as of November 30, 2017.

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

STATEMENT OF ASSETS & LIABILITIES
November 30, 2017 (Unaudited)

ASSETS
Investments in Securities, at Value*+	$119,071,622
Interest and Dividends Receivable	413
Securities Lending Income Receivable	1,948
Total Assets	119,073,983

LIABILITIES
Management Fees Payable, Net of Waiver	49,007
Collateral Received for Securities Loaned (See Note 4)	7,923,661
Total Liabilities	7,972,668

NET ASSETS	$111,101,315

NET ASSETS CONSIST OF:
Paid-in Capital	$106,067,120
Undistributed Net Investment Income	309,150
Accumulated Net Realized Gain on:
Investments in Securities	182,576
Net Unrealized Appreciation on:
Investments in Securities	4,542,469
Net Assets	$111,101,315

Net Asset Value (unlimited shares authorized):
Net Assets	$111,101,315
Shares Outstanding (No Par Value)	4,200,000
Net Asset Value, Offering and Redemption Price per Share	$26.45

* Identified Cost:
Investments in Securities	$114,529,153
+ Includes loaned securities with a value of	$7,753,731

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

STATEMENT OF OPERATIONS
Period Ended November 30, 2017 (a) (Unaudited)

INVESTMENT INCOME
Dividends	$495,846
Securities Lending Income	1,948
Interest	1,056
Total Investment Income	498,850

EXPENSES
Management Fees	258,682
Total Expenses Before Waiver	258,682
Less Management Fees Waived	(68,982)
Net Expenses	189,700

Net Investment Income	309,150

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Investments in Securities	182,576
Net Change in Unrealized Appreciation of:
Investments in Securities	4,542,469
Net Realized and Unrealized Gain on Investments	4,725,045
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,034,195

(a)	The Fund commenced operations on June 26, 2017.

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended November 30, 2017 (a) (Unaudited)
OPERATIONS
Net Investment Income	$309,150
Net Realized Gain on Investments	182,576
Change in Unrealized Appreciation of Investments	4,542,469
Net Increase in Net Assets Resulting from Operations	5,034,195

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	106,067,120
Net Increase in Net Assets Derived from Capital Share Transactions (b)	106,067,120
Net Increase in Net Assets	111,101,315

NET ASSETS
Beginning of period	$—
End of Period	$111,101,315
Undistributed Net Investment Income	$309,150

(a)	The Fund commenced operations on June 26, 2017.

(b)	Summary of capital share transactions is as follows:

Shares

Shares Sold	4,200,000
Net Increase	4,200,000

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended November 30, 2017 (a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (b)	0.10
Net Realized and Unrealized Gain on Investments	1.35
Total from Investment Operations	1.45

Net Asset Value, End of Period	$26.45

Total Return	5.81	%(c)

Supplemental Data:
Net Assets at End of Period (000's)	$111,101

Ratios to Average Net Assets:
Expenses to Average Net Assets (Before Management Fees Waived)	0.75	%(d)
Expenses to Average Net Assets (After Management Fees Waived)	0.55	%(d)
Net Investment Income to Average Net Assets (Before Management Fees Waived)	0.70	%(d)
Net Investment Income to Average Net Assets (After Management Fees Waived)	0.90	%(d)

Portfolio Turnover Rate (e)	17	%(c)

(a)	The Fund commenced operations on June 26, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to outperform a traditional 60/40 mix of global equity and fixed-income investments. The Fund commenced operations on June 26, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange-traded funds and real estate investment Trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited) (Continued)

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$110,624,282	$—	$—	$110,624,282
Short-Term Investments	523,679	—	—	523,679
Investments Purchased with Securities Lending Collateral	7,923,661	—	—	7,923,661
Total Investments in Securities	$119,071,622	$—	$—	$119,071,622

^	See Schedule of Investments for further disaggregation of investment categories.

For the period ended November 30, 2017, there were no transfers into or out of Levels 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

B.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited) (Continued)

C.	Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited) (Continued)

or transactions that occurred during the period subsequent to November 30, 2017, that necessitated disclosures and/or adjustments other than the event listed below.

On December 27, 2017, the Fund declared a distribution from ordinary income to shareholders of record as of December 29, 2017, payable January 2, 2018, as follows:

Ordinary Income	Per Share Amount
$956,787	$0.22512636

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund, except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser. For services provided to the Fund, the Fund pays the Adviser a unified management fee, of 0.75% at an annual rate based on the Fund’s average daily net assets. However, the Adviser has contractually agreed to waive 20 basis points (0.20%) of its unified management fee for the Fund until at least May 31, 2018. The fee waiver agreement may only be terminated by, or with the consent of, the Fund’s Board of Trustees. For the period ended November 30, 2017, the Adviser’s management fee was reduced by $68,982.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of November 30, 2017, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited) (Continued)

As of November 30, 2017, the values of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received
$7,753,731	$7,923,661

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended November 30, 2017, were $1,948.

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Markets	$7,923,661	$—	$—	$—	$7,923,661
Total Borrowings	$7,923,661	$—	$—	$—	$7,923,661

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended November 30, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $13,441,646 and $13,340,376, respectively.

For the period ended November 30, 2017, in-kind transactions associated with creations were $105,797,967. There were no in-kind transactions associated with redemptions for the period.

For the period ended November 30, 2017, there were no purchases or sales of U.S. Government securities.

ClearShares OCIO ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation transaction fee for the Fund is $200, and the standard fixed redemption fee for the Fund is $250 payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

ClearShares OCIO ETF

EXPENSE EXAMPLE
For the Period Ended November 30, 2017 (Unaudited)

As a shareholder of ClearShares OCIO ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 26, 2017(a)	Ending Account Value November 30, 2017	Expenses Paid During the Period	Annualized Expense Ratio
Actual	$1,000.00	$1,060.40	$2.44 (b)	0.55%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.31	$2.79 (c)	0.55%

(a)	Fund commencement.
(b)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 157/365, (to reflect the period).
(c)	The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/365, (to reflect the one-half year period).

ClearShares OCIO ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 27, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between ClearShares, LLC (the “Adviser”), and the Trust, on behalf of the ClearShares OCIO ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and its affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s chief compliance officer regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the

ClearShares OCIO ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the other products the firm manages, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objectives as an actively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board considered the performance of the Adviser’s private fund, but noted that such performance was not substantially relevant because the private fund was not subject to the same restrictions as the exchange-traded fund (“ETF”) would be.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared the Fund’s expense ratio, net of the adviser’s contractual fee waiver, to the universe of US Fund World Allocation ETFs as reported by Morningstar (“Category Peer Group”). The Board noted that the expense ratio for the Fund, net of the adviser’s contractual fee waiver, was lower than the median for the Category Peer Group. The Board further noted that those funds with significantly lower expense ratios were part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board considered the effect on the Fund’s expense ratio of the fees and expenses of the underlying funds in which the Fund would invest and noted that such indirect expenses were anticipated to be relatively low given the nature of the underlying funds in which the Fund would invest.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s

ClearShares OCIO ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ClearShares OCIO ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.clear-shares.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.clear-shares.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.clear-shares.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.clear-shares.com.

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Adviser

ClearShares LLC

825 3rd Avenue, 31st Floor

New York, NY 10022

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO

CUSIP – 26922A727

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	01.30.18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date	01.30.18

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	01.30.18

*	Print the name and title of each signing officer under his or her signature.